Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital	Capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedging reserve	Accumulated deficit reserve
Equity, beginning balance at Dec. 31, 2016	€ 1,902.5	€ 0.0	€ 1,800.7	€ 1.0	€ 493.4	€ 84.0	€ 8.4	€ (485.0)
Profit for the period	48.0							48.0
Other comprehensive income (loss) for the year	(6.8)					(2.7)	(4.1)
Total comprehensive income for the period	41.2					(2.7)	(4.1)	48.0
Share based payment charge	1.3			1.3
Total transaction with owners, recognized directly in equity	1.3			1.3
Equity, ending balance at Mar. 31, 2017	1,945.0	0.0	1,800.7	2.3	493.4	81.3	4.3	(437.0)
Equity, beginning balance at Dec. 31, 2017	1,852.6	0.0	1,623.7	2.9	493.4	83.2	(3.0)	(347.6)
Profit for the period	62.4							62.4
Other comprehensive income (loss) for the year	(0.7)					4.6	(0.5)	(4.8)
Total comprehensive income for the period	61.7					4.6	(0.5)	57.6
Founder Preferred Shares Annual Dividend Amount	0.0		120.8		(120.8)
Share based payment charge	2.2			2.2
Total transaction with owners, recognized directly in equity	2.2		120.8	2.2	(120.8)
Equity, ending balance at Mar. 31, 2018	€ 1,916.5	€ 0.0	€ 1,744.5	€ 5.1	€ 372.6	€ 87.8	€ (3.5)	€ (290.0)